Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE HIGH YIELD FUND, INC.
Entity Central Index Key	0000754915
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005524
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Investor Class
Trading Symbol	PRHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Investor Class	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the energy industry contributed, partly due to liquefied natural gas (LNG) company Venture Global. Higher overseas LNG prices amid supply disruptions due to the Middle East conflict aided the issuer’s performance. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, credit selection among cable operators detracted, partly due to Optimum (formerly known as Altice USA). Cable companies have faced intense competition from fiber technology and fixed wireless providers. Liability management exercise risk was also a performance headwind for Optimum. Selection in the services segment weighed, partly due to the underperformance of Sabre, a technology solutions provider to the global travel and tourism industry.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the utilities segment, which we view as one of the most attractive and defensive industries in a slowing economy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,476	10,232	10,582
2016	10,549	9,908	10,643
2017	11,042	10,008	11,156
2017	11,246	10,158	11,357
2017	11,384	10,283	11,494
2017	11,503	10,227	11,617
2018	11,488	10,059	11,622
2018	11,428	10,120	11,624
2018	11,604	10,175	11,885
2018	11,385	10,089	11,659
2019	11,829	10,378	12,123
2019	12,044	10,768	12,264
2019	12,471	11,210	12,665
2019	12,598	11,178	12,787
2020	12,573	11,590	12,863
2020	12,148	11,781	12,424
2020	12,842	11,936	13,254
2020	13,219	11,992	13,704
2021	13,520	11,750	14,060
2021	13,736	11,734	14,276
2021	14,028	11,925	14,597
2021	13,866	11,854	14,426
2022	13,654	11,440	14,149
2022	13,018	10,769	13,523
2022	12,550	10,552	13,049
2022	12,616	10,332	13,135
2023	12,918	10,328	13,378
2023	12,995	10,538	13,530
2023	13,470	10,426	13,987
2023	13,771	10,454	14,276
2024	14,257	10,671	14,851
2024	14,427	10,676	15,049
2024	15,022	11,187	15,739
2024	15,290	11,173	16,090
2025	15,521	11,291	16,349
2025	15,677	11,258	16,451
2025	16,183	11,538	17,039
2025	16,391	11,809	17,305
2026	16,621	11,998	17,524
2026	16,841	11,836	17,696

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
High Yield Fund (Investor Class)	7.43%	4.16%	5.35%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,371,199,000
Holdings Count | Holding	437
Advisory Fees Paid, Amount	$ 19,125,000
InvestmentCompanyPortfolioTurnover	42.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,371,199 Number of Portfolio Holdings437
Holdings [Text Block]
Table Summary
Corporate Bonds	91.0%
Bank Loans	3.5
Securities Lending Collateral	3.1
Convertible Preferred Stocks	0.8
Preferred Stocks	0.8
Municipal Securities	0.5
Common Stocks	0.3
Convertible Bonds	0.2
Short-Term and Other	-0.2

Largest Holdings [Text Block]
Table Summary
TransDigm	2.5%
Navient	1.7
CCO Holdings	1.5
LifePoint Health	1.4
Vistra	1.4
Jane Street Group	1.3
Tenet Healthcare	1.1
Acrisure	1.1
Level 3 Financing	1.1
Asurion	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005525
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Advisor Class
Trading Symbol	PAHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Advisor Class	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the energy industry contributed, partly due to liquefied natural gas (LNG) company Venture Global. Higher overseas LNG prices amid supply disruptions due to the Middle East conflict aided the issuer’s performance. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, credit selection among cable operators detracted, partly due to Optimum (formerly known as Altice USA). Cable companies have faced intense competition from fiber technology and fixed wireless providers. Liability management exercise risk was also a performance headwind for Optimum. Selection in the services segment weighed, partly due to the underperformance of Sabre, a technology solutions provider to the global travel and tourism industry.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the utilities segment, which we view as one of the most attractive and defensive industries in a slowing economy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,475	10,232	10,582
2016	10,544	9,908	10,643
2017	11,035	10,008	11,156
2017	11,233	10,158	11,357
2017	11,382	10,283	11,494
2017	11,475	10,227	11,617
2018	11,471	10,059	11,622
2018	11,384	10,120	11,624
2018	11,552	10,175	11,885
2018	11,324	10,089	11,659
2019	11,760	10,378	12,123
2019	11,965	10,768	12,264
2019	12,382	11,210	12,665
2019	12,518	11,178	12,787
2020	12,464	11,590	12,863
2020	12,035	11,781	12,424
2020	12,715	11,936	13,254
2020	13,073	11,992	13,704
2021	13,361	11,750	14,060
2021	13,586	11,734	14,276
2021	13,845	11,925	14,597
2021	13,674	11,854	14,426
2022	13,454	11,440	14,149
2022	12,815	10,769	13,523
2022	12,365	10,552	13,049
2022	12,420	10,332	13,135
2023	12,687	10,328	13,378
2023	12,775	10,538	13,530
2023	13,232	10,426	13,987
2023	13,516	10,454	14,276
2024	13,983	10,671	14,851
2024	14,113	10,676	15,049
2024	14,707	11,187	15,739
2024	14,933	11,173	16,090
2025	15,172	11,291	16,349
2025	15,286	11,258	16,451
2025	15,794	11,538	17,039
2025	15,958	11,809	17,305
2026	16,168	11,998	17,524
2026	16,370	11,836	17,696

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
High Yield Fund (Advisor Class)	7.09%	3.80%	5.05%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,371,199,000
Holdings Count | Holding	437
Advisory Fees Paid, Amount	$ 19,125,000
InvestmentCompanyPortfolioTurnover	42.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,371,199 Number of Portfolio Holdings437
Holdings [Text Block]
Table Summary
Corporate Bonds	91.0%
Bank Loans	3.5
Securities Lending Collateral	3.1
Convertible Preferred Stocks	0.8
Preferred Stocks	0.8
Municipal Securities	0.5
Common Stocks	0.3
Convertible Bonds	0.2
Short-Term and Other	-0.2

Largest Holdings [Text Block]
Table Summary
TransDigm	2.5%
Navient	1.7
CCO Holdings	1.5
LifePoint Health	1.4
Vistra	1.4
Jane Street Group	1.3
Tenet Healthcare	1.1
Acrisure	1.1
Level 3 Financing	1.1
Asurion	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159675
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	I Class
Trading Symbol	PRHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - I Class	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the energy industry contributed, partly due to liquefied natural gas (LNG) company Venture Global. Higher overseas LNG prices amid supply disruptions due to the Middle East conflict aided the issuer’s performance. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, credit selection among cable operators detracted, partly due to Optimum (formerly known as Altice USA). Cable companies have faced intense competition from fiber technology and fixed wireless providers. Liability management exercise risk was also a performance headwind for Optimum. Selection in the services segment weighed, partly due to the underperformance of Sabre, a technology solutions provider to the global travel and tourism industry.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the utilities segment, which we view as one of the most attractive and defensive industries in a slowing economy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	524,014	511,616	529,087
2016	527,774	495,403	532,132
2017	552,625	500,416	557,813
2017	562,998	507,893	567,869
2017	570,114	514,136	574,717
2017	576,226	511,326	580,856
2018	575,706	502,944	581,124
2018	572,841	505,990	581,214
2018	581,869	508,741	594,266
2018	571,028	504,464	582,957
2019	593,486	518,886	606,168
2019	604,399	538,376	613,194
2019	626,019	560,492	633,228
2019	632,540	558,902	639,370
2020	631,446	579,506	643,128
2020	610,339	589,067	621,224
2020	645,359	596,775	662,675
2020	664,448	599,611	685,204
2021	679,739	587,524	702,997
2021	691,858	586,682	713,815
2021	705,713	596,272	729,844
2021	697,748	592,695	721,315
2022	687,243	571,989	707,467
2022	655,394	538,444	676,157
2022	633,076	527,606	652,437
2022	635,412	516,596	656,725
2023	650,787	516,381	668,880
2023	654,779	526,907	676,479
2023	680,037	521,310	699,335
2023	694,135	522,690	713,802
2024	718,814	533,562	742,546
2024	727,516	533,786	752,445
2024	757,604	559,349	786,948
2024	771,290	558,625	804,508
2025	783,131	564,552	817,475
2025	791,159	562,924	822,543
2025	816,834	576,891	851,962
2025	827,537	590,474	865,246
2026	839,295	599,896	876,196
2026	850,568	591,821	884,805

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
High Yield Fund (I Class)	7.51%	4.22%	5.46%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,371,199,000
Holdings Count | Holding	437
Advisory Fees Paid, Amount	$ 19,125,000
InvestmentCompanyPortfolioTurnover	42.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,371,199 Number of Portfolio Holdings437
Holdings [Text Block]
Table Summary
Corporate Bonds	91.0%
Bank Loans	3.5
Securities Lending Collateral	3.1
Convertible Preferred Stocks	0.8
Preferred Stocks	0.8
Municipal Securities	0.5
Common Stocks	0.3
Convertible Bonds	0.2
Short-Term and Other	-0.2

Largest Holdings [Text Block]
Table Summary
TransDigm	2.5%
Navient	1.7
CCO Holdings	1.5
LifePoint Health	1.4
Vistra	1.4
Jane Street Group	1.3
Tenet Healthcare	1.1
Acrisure	1.1
Level 3 Financing	1.1
Asurion	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219342
Shareholder Report [Line Items]
Fund Name	High Yield Fund
Class Name	Z Class
Trading Symbol	TRKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the energy industry contributed, partly due to liquefied natural gas (LNG) company Venture Global. Higher overseas LNG prices amid supply disruptions due to the Middle East conflict aided the issuer’s performance. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, credit selection among cable operators detracted, partly due to Optimum (formerly known as Altice USA). Cable companies have faced intense competition from fiber technology and fixed wireless providers. Liability management exercise risk was also a performance headwind for Optimum. Selection in the services segment weighed, partly due to the underperformance of Sabre, a technology solutions provider to the global travel and tourism industry.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the utilities segment, which we view as one of the most attractive and defensive industries in a slowing economy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,893	10,215	10,773
8/31/20	11,535	10,349	11,491
11/30/20	11,894	10,398	11,882
2/28/21	12,186	10,188	12,191
5/31/21	12,421	10,173	12,378
8/31/21	12,708	10,340	12,656
11/30/21	12,583	10,278	12,508
2/28/22	12,412	9,919	12,268
5/31/22	11,856	9,337	11,725
8/31/22	11,451	9,149	11,314
11/30/22	11,531	8,958	11,388
2/28/23	11,807	8,954	11,599
5/31/23	11,919	9,137	11,731
8/31/23	12,376	9,040	12,127
11/30/23	12,674	9,064	12,378
2/29/24	13,145	9,252	12,876
5/31/24	13,302	9,256	13,048
8/31/24	13,897	9,700	13,646
11/30/24	14,146	9,687	13,951
2/28/25	14,410	9,790	14,176
5/31/25	14,555	9,762	14,264
8/31/25	15,051	10,004	14,774
11/30/25	15,271	10,239	15,004
2/28/26	15,512	10,403	15,194
5/31/26	15,745	10,263	15,343

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 3/16/20
High Yield Fund (Z Class)	8.18%	4.86%	7.59%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.42
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	7.14

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 6,371,199,000
Holdings Count | Holding	437
Advisory Fees Paid, Amount	$ 19,125,000
InvestmentCompanyPortfolioTurnover	42.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$6,371,199 Number of Portfolio Holdings437
Holdings [Text Block]
Table Summary
Corporate Bonds	91.0%
Bank Loans	3.5
Securities Lending Collateral	3.1
Convertible Preferred Stocks	0.8
Preferred Stocks	0.8
Municipal Securities	0.5
Common Stocks	0.3
Convertible Bonds	0.2
Short-Term and Other	-0.2

Largest Holdings [Text Block]
Table Summary
TransDigm	2.5%
Navient	1.7
CCO Holdings	1.5
LifePoint Health	1.4
Vistra	1.4
Jane Street Group	1.3
Tenet Healthcare	1.1
Acrisure	1.1
Level 3 Financing	1.1
Asurion	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless